Organization and Business (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Non-Binding Proposal for Debt Financing	$ 20.0
Cyrus Purchasers [Member]
Debt Instrument [Line Items]
Propose Use Of Financing	5.0
Cyrus Purchasers [Member]
Debt Instrument [Line Items]
Proposed Amount of Debt to be Refinanced	$ 5.0